Schedule of Information About Effect of Derivative Instruments on Accumulated Other Comprehensive Income and Consolidated Statements of Operations (Detail) (Commodity swaps, USD $)
In Thousands, unless otherwise specified
	3 Months Ended		9 Months Ended				12 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2011 Designated as Hedging Instrument		Sep. 30, 2012 Designated as Hedging Instrument		Sep. 30, 2011 Designated as Hedging Instrument		Dec. 31, 2011 Designated as Hedging Instrument		Dec. 31, 2010 Designated as Hedging Instrument		Dec. 31, 2009 Designated as Hedging Instrument		Sep. 30, 2012 Not Designated as Hedging Instrument		Sep. 30, 2012 Not Designated as Hedging Instrument		Dec. 31, 2011 Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Loss Recognized in Accumulated OCI	$ (4,295)		$ (1,365)		$ (5,632)
Loss Reclassified from Accumulated OCI	(633)	[1]	(283)	[1]	(2,488)	[1]	(2,838)	[2]	(8,505)	[2]	(36,723)	[2]	(409)	[1]	(5,281)	[1]
Gain (Loss) Recognized on Derivatives	$ (890)	[1]	$ (50)	[1]	$ (1,348)	[1]	$ 1,121	[3]	$ 921	[3]	$ 4,652	[3]	$ 1,205	[1]	$ (1,112)	[1]	$ 8,643 [3]

[1]	Loss reclassified from Accumulated OCI to earnings and gain (loss) recognized on derivatives is included in Cost of products sold.
[2]	Net losses at December 31, 2011, are expected to be reclassified from Accumulated other comprehensive income into earnings within the next 23 months.
[3]	Location of loss recognized in earnings is included in Cost of products sold.